1933 Act File No. 033-31602

1940 Act File No. 811-05950

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 253	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 255	☒

Federated Hermes Money Market Obligations Trust

(Exact name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant’s Telephone Number, including Area Code)

Peter J. Germain, Esquire
1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	On June 28, 2023 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On __________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On __________ pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following:
☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment to the Registration Statement hereby incorporates by reference, pursuant to Rule 411 under the Securities Act of 1933, Parts A and B of Post-Effective Amendment No. 248 Filed on February 24, 2023 in their entirety.

Item 28. Exhibits

(a)	Declaration of Trust
	Conformed copy of Amended and Restated Declaration of Trust of the Registrant dated November 11, 2015, including Amendments	+

(b)	By-Laws
	Conformed Copy of Amended and Restated By-Laws of the Registrant dated November 11, 2015	+

(c)	Instruments Defining Rights of Security Holders
1	Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant for Federated Tax-Free Trust, as filed on paper in Initial Registration Statement filed on December 27, 1978 on Form S-5 (File Nos. 2-63343 and 811-2891) [p]
2	Copy of Specimen Certificates for Shares of Beneficial Interest for Institutional Service Shares of Massachusetts Municipal Cash Trust; for Institutional Service Shares and Cash Series Shares of Pennsylvania Municipal Cash Trust; and for Institutional Service Shares of Virginia Municipal Cash Trust, as filed via EDGAR in Post-Effective Amendment No. 21 on Form N-1A on December 29, 1993 (File Nos. 33-31259 and 811-5911) [p]
3	Copy of Specimen Certificates for Shares of Beneficial Interest of the Registrant for Institutional Service Shares of Government Obligations Fund, Prime Obligations Fund, Tax-Free Obligations Fund and Treasury Obligations Fund, as filed via EDGAR in Post-Effective Amendment No. 7 on May 6, 1994 on Form N-1A (File Nos. 33-31602 and 811-5950)
4	Copy of Specimen Certificate for Shares of Beneficial Interest for Trust for U.S. Treasury Obligations as filed via EDGAR in Post-Effective Amendment No. 27 on November 25, 1994 on Form N-1A (File Nos. 2-65505 and 811-2951)
5	Copy of Specimen Certificate for Shares of Beneficial Interest for Institutional Shares of Pennsylvania Municipal Cash Trust as filed via EDGAR in Post-Effective Amendment No. 35 on May 19, 1995 on Form N-1A (File Nos. 33-31259 and 811-5911)
6	Copy of Specimen Certificate for Shares of Beneficial Interest for Institutional Capital Shares of Treasury Obligations Fund as filed via EDGAR in Post-Effective Amendment No. 22 on September 23, 1997 on Form N-1A (File Nos. 33-31602 and 811-5950)
7	Copy of Specimen Certificate for Shares of Beneficial Interest for Institutional Shares and Institutional Service Shares of California Municipal Cash Trust as filed on September 23, 1997 via EDGAR in Post-Effective Amendment No. 22 on Form N-1A (File Nos. 33-31259 and 811-5911)
As of September 1, 1997, Federated Securities Corp. stopped issuing share certificates

(d)	Investment Advisory Contracts
1	Conformed copy of the Investment Advisory Contract of the Registrant dated December 11, 1989, including Exhibits, Amendment and Limited Power of Attorney	+
2	Conformed copy of the Investment Advisory Contract of the Registrant dated March 1, 1995, including Exhibit, Assignment, Amendment and Limited Power of Attorney	+

(e)	Underwriting Contracts
	Conformed copy of the Distributor’s Contract of the Registrant dated March 1, 1994, including Exhibits and Amendments	+

(f)	Bonus or Profit Sharing Contracts
Not applicable

(g)	Custodian Agreements
1	Conformed copy of Amended and Restated Master Custodian Agreement dated March 1, 2017 by and between State Street Bank and Trust Company and the Registrant, including Appendix A	+
2	Conformed copy of Amended and Restated Custodian Agreement dated June 7, 2005 by and between The Bank of New York and the Registrant, including Amendments and Exhibits	+

(h)	Other Material Contracts

1	Services Agreement
(a)	Conformed copy of Services Agreement between Federated Advisory Services Company and Federated Investment Management Company dated January 1, 2004, including Schedule 1	+
(b)	Conformed copy of the Second Amended and Restated Services Agreement, amended and restated as of December 1, 2001, between Federated Shareholder Services Company and the Registrant, including Schedule 1	+

2	Transfer Agency Agreement
	Conformed copy of the Transfer Agency Services Agreement between the Federated Hermes Funds and DST Asset Manager Solutions, Inc. dated June 1, 2022, including Schedule A	+

3	Administrative Services Agreement
	Conformed copy of the Fourth Amended and Restated Agreement for Administrative Services between the Federated Funds and Federated Administrative Services dated September 1, 2022, including Exhibit A	+

4	Financial Administration and Accounting Agreement
(a)	Conformed copy of the Financial Administration and Accounting Services Agreement between the Federated Funds and The Bank of New York Mellon dated March 1, 2011, as amended, including Schedule 1	+
(b)	Conformed copy of the Financial Administration and Accounting Services Agreement between the Federated Funds and State Street Bank and Trust Company dated March 1, 2011, as amended, including Exhibit A	+

(i)	Legal Opinion
Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered, as filed via EDGAR on September 29, 1995 in Post-Effective Amendment No. 16 on Form N-1A (File Nos. 33-31602 and 811-5950)

(j)	Other Opinions
1	Conformed copy of Consent of Independent Registered Public Accounting Firm Ernst & Young LLP	N/A
2	Conformed copy of Consent of Independent Registered Public Accounting Firm (KPMG LLP)	N/A

(k)	Omitted Financial Statements
Not Applicable

(l)	Initial Capital Agreements
Conformed copy of Initial Capital Understanding, as filed via EDGAR on September 29, 1995 in Post-Effective Amendment No. 16 on Form N-1A (File Nos. 33-31602 and 811-5950)

(m)	Rule 12b-1 Plan
	Conformed copy of the Distribution Plan between certain classes of the Registrant and Federated Securities Corp., dated February 12, 2004, including Exhibits	+

(n)	Rule 18f-3 Plan
	Conformed copy of the Multiple Class Plan and all share class Exhibits as adopted by certain Federated investment companies offering separate classes of shares	+

(o)	Powers of Attorney
Conformed copy of Power of Attorney of the Registrant dated November 1, 2020 as filed via EDGAR in Post-Effective Amendment No. 237 on February 25, 2021 on Form N-1A (File Nos. 33-31602 and 811-5950)

(p)	Codes of Ethics
	Conformed copy of the Federated Hermes, Inc. Code of Ethics for Access Persons, effective November 10, 2021	+

+	Exhibit is being filed electronically with registration statement
[p]	Exhibit filed on paper

Exhibit List for Inline Interactive Data File Submission. (To Be Filed By Amendment)

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document - Instance Document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

Item 29. Persons Controlled by or Under Common Control with the Fund:
None

Item 30. Indemnification

Indemnification is provided to Officers and Trustees of the Registrant pursuant to the Registrant's Declaration of Trust, as amended. This includes indemnification against: (a) any liabilities or expenses incurred in connection with the defense or disposition of any action, suit or proceeding in which an Officer or Trustee may be or may have been involved; and (b) any liabilities and expenses incurred by an Officer or Trustee as a result of having provided personally identifiable information to a regulator or counterparty by or with whom the Registrant (or its series, as applicable) is regulated or engages in business to satisfy a legal or procedural requirement of such regulator or counterparty.

The Investment Advisory Contracts, and Sub-advisory Agreements as applicable, (collectively, “Advisory Contracts”) between the Registrant and the investment advisers, and sub-advisers as applicable, (collectively, “Advisers”) of its series, provide that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Advisory Contracts on the part of the Advisers, Advisers shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security.

The Registrant’s distribution contract contains provisions limiting the liability, and providing for indemnification, of the Officers and Trustees under certain circumstances.

Registrant's Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust, as amended, or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees), Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust, as amended, or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust, as amended, or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 31. Business and Other Connections of Investment Adviser: Federated Investment Management Company
For a description of the other business of the Investment Adviser, see the section entitled “Who Manages the Fund?” in Part A. The affiliations with the Registrant of two of the Trustees and two of the Officers of the Investment Adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the Investment Adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Hermes, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779, John B. Fisher, (Vice Chairman, Federated Hermes, Inc.) 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and James J. Gallagher, II, Partner, Morris James LLP, 500 Delaware Avenue, Suite 1500, Wilmington, DE 19801-1494. The business address of each of the Officers of the Investment Adviser is 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the Investment Advisers to the investment companies in the Federated Hermes Fund Complex described in Part B of this Registration Statement.
The Officers of the Investment Adviser are:
Chairman:	J. Christopher Donahue
President/ Chief Executive Officer:	John B. Fisher
Executive Vice Presidents:	Deborah A. Cunningham Anne H. Kruczek Robert J. Ostrowski Timothy G. Trebilcock
Senior Vice Presidents:

Todd Abraham

Randall S. Bauer

Jonathan C. Conley

Mark E. Durbiano

Donald T. Ellenberger

Eamonn G. Folan

Richard J. Gallo

John T. Gentry

Michael R. Granito

Lori A. Hensler

Susan R. Hill

William R. Jamison

Jeffrey A. Kozemchak

Tracey L. Lusk

Judith J. Mackin

Marian R. Marinack

Mary Jo Ochson

Ihab Salib

Michael W. Sirianni, Jr.

Steven J. Wagner

Paige Wilhelm

Vice Presidents:

John Badeer

Christopher S. Bodamer

G. Andrew Bonnewell

Hanan Callas

David B. Catalane, Jr.

Nicholas S. Cecchini

James Chelmu

Leslie Ciferno

Jerome Conner

Lee R. Cunningham, II

Gregory Czamara, V

B. Anthony Delserone, Jr.

Jason DeVito

Bryan Dingle

William Ehling

Ann Ferentino

Kevin M. Fitzpatrick

Timothy P. Gannon

Kathryn P. Glass

James L. Grant

Nathan H. Kehm

Allen J. Knizner

Karen Manna

Daniel James Mastalski

Robert J. Matthews

Christopher McGinley

Keith E. Michaud

Karl Mocharko

Joseph M. Natoli

Gene Neavin

Bob Nolte

Liam O’Connell

Mary Kay Pavuk

John Polinski

Rae Ann Rice

Brian Ruffner

Thomas C. Scherr

John Sidawi

Paul Smith

Peter Snook

Kyle Stewart

Randal Stuckwish

Mary Ellen Tesla

James Damen Thompson

Nicholas S. Tripodes

Anthony A. Venturino

Mark Weiss

George B. Wright

Christopher Wu

Assistant Vice Presidents:

Patrick Benacci

Brandon Ray Hochstetler

Christopher F. Hopkins

Jeff J. Ignelzi

Bennett L. Lo

Nick Navari

Bradley Payne

Braden Rotberg

John W. Scullion

Steven J. Slanika

Tyler R. Stenger

Patrick O. Watson

Michael S. Wilson

John E. Wyda

Secretary:	G. Andrew Bonnewell
Assistant Secretaries:	Edward C. Bartley Jonathan M. Lushko George F. Magera
Treasurer:	Thomas R. Donahue
Assistant Treasurers:	Jeremy D. Boughton Richard A. Novak
Chief Compliance Officer:	Stephen Van Meter

Item 32. Principal Underwriters:
(a)	Federated Securities Corp., the Distributor for shares of the Registrant, acts as principal underwriter for the following investment companies, including the Registrant:
Federated Hermes Adjustable Rate Securities Trust
Federated Hermes Adviser Series
Federated Hermes Core Trust
Federated Hermes Core Trust III
Federated Hermes ETF Trust
Federated Hermes Equity Funds
Federated Hermes Equity Income Fund, Inc.
Federated Hermes Fixed Income Securities, Inc.
Federated Hermes Global Allocation Fund
Federated Hermes Government Income Securities, Inc.
Federated Hermes Government Income Trust
Federated Hermes High Income Bond Fund, Inc.
Federated Hermes High Yield Trust
Federated Hermes Income Securities Trust
Federated Hermes Index Trust
Federated Hermes Institutional Trust
Federated Hermes Insurance Series
Federated Hermes Intermediate Municipal Trust
Federated Hermes International Series, Inc.
Federated Hermes Investment Series Funds, Inc.
Federated Hermes Managed Pool Series
Federated Hermes MDT Series
Federated Hermes Money Market Obligations Trust
Federated Hermes Municipal Bond Fund, Inc.
Federated Hermes Municipal Securities Income Trust
Federated Hermes Premier Municipal Income Fund
Federated Hermes Project and Trade Finance Tender Fund
Federated Hermes Short-Intermediate Duration Municipal Trust
Federated Hermes Short-Intermediate Government Trust
Federated Hermes Short-Term Government Trust
Federated Hermes Total Return Government Bond Fund
Federated Hermes Total Return Series, Inc.
Federated Hermes World Investment Series, Inc.

(b)
(1) Positions and Offices with Distributor	(2) Name	(3) Positions and Offices With Registrant
Executive Vice President, Assistant Secretary and Director:	Thomas R. Donahue
President and Director:	Paul Uhlman
Vice President and Director:	Peter J. Germain
Director:	Frank C. Senchak

(1) Positions and Offices with Distributor	(2) Name	(3) Positions and Offices With Registrant
Executive Vice Presidents:	Michael Bappert Charles L. Davis, Jr. Peter W. Eisenbrandt Anne H. Kruczek Amy M. Michaliszyn Brian S. Ronayne
Senior Vice Presidents:

Irving Anderson

Christopher D. Berg

Daniel G. Berry

Jack Bohnet

Edwin J. Brooks, III

Bryan Burke

Daniel P. Casey

Scott J. Charlton

Steven R. Cohen

James S. Conley

Stephen R. Cronin

Michael DiMarsico

Jack C. Ebenreiter

James Getz, Jr.

Erik Gosule

Scott A. Gunderson

Dayna C. Haferkamp

Vincent L. Harper, Jr.

Bruce E. Hastings

Jeffrey S. Jones

Ryan W. Jones

Philip L. Judson

Scott D. Kavanagh

Scott R. Kelley

Michael Koenig

Edwin C. Koontz

Jane E. Lambesis

Michael Liss

Judith J. Mackin

Paul J. Magan

Brian McInis

Diane Marzula

Richard C. Mihm

Vincent T. Morrow

John C. Mosko

Alec H. Neilly

James E. Ostrowski

Stephen Otto

Richard P. Paulson

Diane M. Robinson

Timothy A. Rosewicz

Matt Ryan

Tom Schinabeck

Peter C. Siconolfi

Edward L. Smith

John A. Staley

Mark J. Strubel

William C. Tustin

David A. Wasik

G. Walter Whalen

Brian R. Willer

Lewis C. Williams

Theodore E. Williams

Michael Wolff

Daniel R. Wroble

Erik Zettlemayer

Vice Presidents:

Frank Amato

Catherine M. Applegate

Jeff D. Aronsohn, Jr.

Kenneth C. Baber

Raisa E. Barkaloff

Robert W. Bauman

Marc Benacci

Joshua W. Billiel

Bill Boarts

Zachary Bono

Matthew A. Boyle

Thomas R. Brown

Ryan P. Cain

Mark Carroll

Dan Casey

Edward R. Costello

Stephen J. Costlow

Mary Ellen Coyne

David G. Dankmyer

Christopher T. Davis

Charles R. Ebbs

Mark A. Flisek

Heather W. Froelich

David D. Gregoire

Raymond J. Hanley

George M. Hnaras

Scott A. Holick

Christopher Jackson

Todd Jones

Patrick Kelly

Nicholas R. Kemerer

Robert H. Kern

Shawn E. Knutson

Joseph R. Lantz

David M. Larrick

John S. Larson

Anthony W. Lennon

Justin Levy

John P. Liekar

Jonathan Lipinski

Alexi A. Maravel

Stephen R. Massey

Meghan McAndrew

Samuel McGowan

Daniel McGrath

Mark J. Murphy

Ryan M. Newman

Catherine M. Nied

Ted Noethling

John A. O’Neill

Mark Patsy

Marcus Persichetti

Max E. Recker

Emory Redd

John Shrewsbury

Bradley Smith

Justin J. Slomkowski

John R. Stanley

Jonathan Sullivan

Gregory Tzanoukakis

James M. Wagner

David Wasik

Brian R. Willer

Littell Wilson Jr.

James J. Wojciak

Assistant Vice Presidents:

Debbie Adams-Marshall

Courtney Comstock

Adina A. Davis

Madison Dischinger

Andrew Druckenbroad

Lucie Gordon

Kristen C. Kiesling

Leah Kaitlin Leitzel

Ckara L. Matvey

Jennifer M. McSorley

John K. Murray

Kathryn Ringer

Melissa R. Ryan

Carol Anne Sheppard

Scott A. Vallina

Laura Vickerman

Secretary:	Kary A. Moore
Assistant Secretaries:	Edward C. Bartley
Thomas R. Donahue
George F. Magera
Treasurer:	Richard A. Novak
Assistant Treasurer:	Jeremy D. Boughton
Chief Compliance Officer:	Stephen Van Meter

(c)	Not Applicable

Item 33. Location of Accounts and Records:
All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:
Registrant	Federated Hermes Funds 4000 Ericsson Drive Warrendale, PA 15086-7561 (Notices should be sent to the Agent for Service at the address listed on the facing page of this filing.)
Federated Administrative Services (Administrator)	1001 Liberty Avenue Pittsburgh, PA 15222-3779
Federated Securities Corp. (Distributor)	1001 Liberty Avenue Pittsburgh, PA 15222-3779
Federated Investment Management Company (Adviser)	1001 Liberty Avenue Pittsburgh, PA 15222-3779
Federated Advisory Services Company (Adviser)	1001 Liberty Avenue Pittsburgh, PA 15222-3779
SS&C GIDS, Inc. (Transfer Agent and Dividend Disbursing Agent)	P.O. Box 219318 Kansas City, MO 64121-9318
State Street Bank and Trust Company (Custodian)	1 Iron Street Boston, MA 02110
Bank of New York Mellon[1] (Custodian)	The Bank of New York Mellon One Wall Street New York, NY 10286

1 The Bank of New York serves as Custodian for the following portfolios: Federated Capital Reserves Fund, Federated Government Obligations Tax-Managed Fund, Federated Government Reserves Fund and Federated U.S. Treasury Cash Reserves.

Item 34. Management Services: Not applicable.

Item 35. Undertakings:
Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Federated Hermes Money Market Obligations Trust, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 15th day of June 2023.

FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST
BY: /s/ George F. Magera George F. Magera, Assistant Secretary
Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE
BY: /s/ George F. Magera George F. Magera, Assistant Secretary	Attorney In Fact For the Persons Listed Below	June 15, 2023
J. Christopher Donahue*	President and Trustee (Principal Executive Officer)
Thomas R. Donahue*	Trustee
Lori A. Hensler*	Treasurer (Principal Financial Officer/Principal Accounting Officer)
John T. Collins*	Trustee
G. Thomas Hough*	Trustee
Maureen Lally-Green*	Trustee
Thomas O’Neill*	Trustee
Madelyn A. Reilly*	Trustee
P. Jerome Richey*	Trustee
John S. Walsh*	Trustee
*By Power of Attorney